Long-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Long-term debt
Long-term debt	€ 6,798,661	€ 6,836,108
Less current portion	(475,761)	(575,283)
Long-term debt, less current portion	6,322,900	6,260,825
Schuldschein loans
Long-term debt
Long-term debt	225,636	228,399
Bonds
Long-term debt
Long-term debt	6,474,170	6,492,120
Other
Long-term debt
Long-term debt	€ 98,855	€ 115,589